NOTE 10 - CONVERTIBLE PROMISSORY NOTE (Tables)	12 Months Ended
Dec. 31, 2012
Schedule of Debt [Table Text Block]	Payable April 23, 2013
Cash received from convertible promissory notes	$50,000
Fair value loss on inception date	203,868
Fair value of convertible promissory notes on inception date	253,868
Change in fair value	(53,101)
Fair value as at December 31, 2012	$200,767